Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 821,000
Previously Paid Amount	0.00
Total Fee Amount	113.38
Total Offset Amount	0.00
Net Fee	113.38
Narrative - Max Aggregate Offering Price	$ 821,000
Final Prospectus	true